Loans (Details)							2 Months Ended		6 Months Ended		12 Months Ended
	May 10, 2023 USD ($)	May 10, 2023 CNY (¥)	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 USD ($)	Apr. 23, 2023 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Sep. 29, 2024 USD ($)	Sep. 29, 2024 CNY (¥)	Aug. 30, 2024 USD ($)	Aug. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Apr. 17, 2024 USD ($)	Apr. 17, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Jan. 30, 2024 CNY (¥)	Jan. 23, 2024 USD ($)	Jan. 23, 2024 CNY (¥)	Dec. 29, 2023 USD ($)	Dec. 29, 2023 CNY (¥)	Nov. 22, 2023 USD ($)	Nov. 22, 2023 CNY (¥)	Oct. 21, 2023 USD ($)	Oct. 21, 2023 CNY (¥)	Aug. 14, 2023 USD ($)	Aug. 14, 2023 CNY (¥)	May 10, 2023 CNY (¥)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 CNY (¥)	Mar. 09, 2023 USD ($)	Mar. 09, 2023 CNY (¥)	Feb. 14, 2023 USD ($)	Feb. 14, 2023 CNY (¥)	Jan. 06, 2023 USD ($)	Jan. 06, 2023 CNY (¥)	Dec. 21, 2022 USD ($)	Dec. 21, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)
Loans [Line Items]
Pledged value												$ 2.09	¥ 14,805,100	$ 2,450,000	¥ 17,780,000
Interest expense short term loan									$ 12,800	$ 133,000
Weighted average interest rate for short-term loans									4.24%	5.02%						4.24%
working capital	$ 1,270,000		$ 1,970,000		$ 1,410,000																											¥ 9,000,000	¥ 14,000,000	¥ 10,000,000
Annual interest rate	4.00%		4.10%		4.00%																											4.00%	4.10%	4.00%
Semi-annual installments	$ 2,752	¥ 20,000	$ 1,376	¥ 10,000	$ 13,760	¥ 100,000
Balloon payment	1,250,000	8,900,000	1,960,000	13,940,000	1,340,000	9,500,000
Real estate worth amount	$ 1,410,000	¥ 10,000,000	$ 4,350,000	¥ 30,850,000	1,410,000	10,000,000
Repaid amount					$ 1,270,000	¥ 9,000,000
Remaining loan amount | ¥																¥ 1,000,000
Interest expense									$ 155,000	$ 241,000
Loan Agreements [Member]
Loans [Line Items]
Aggregated loan amount									5,690,000		$ 6,610,000									$ 412,814	¥ 3,000,000																				$ 10,100,000	¥ 70,000,000
Annual interest rate																																									6.80%	6.80%
Loan Agreements [Member] | Land, Buildings and Improvements [Member]
Loans [Line Items]
Collaterals secure amount									6,500,000
Loan Agreements [Member] | Use Rights [Member]
Loans [Line Items]
Collaterals secure amount									4,300,000
Rural Commercial Bank of Shandong [Member]
Loans [Line Items]
Short-term loan																										$ 704,235	¥ 5,000,000
Annual interest rate																										4.35%	4.35%
Pledged value																										$ 2,250,000	¥ 16,000,000
Repaid amount debt									688,023
Remaining loan amount									1,920,000							14,000,000
Postal Savings Bank of China (“PSBC”) [Member]
Loans [Line Items]
Annual interest rate																																											5.00%	5.00%
Repaid amount debt									688,023
Borrowed loans																																											$ 704,235	¥ 5,000,000
Industrial and Commercial Bank of China [Member]
Loans [Line Items]
Short-term loan																														$ 760,574	¥ 5,400,000				$ 633,812	¥ 4,500,000
Annual interest rate																														5.40%	5.40%				4.35%	4.35%
Pledged value																														$ 1,100,000	¥ 7,800,000
Bank of Beijing [Member]
Loans [Line Items]
Short-term loan																						$ 550,418	¥ 4,000,000	$ 422,541	¥ 3,000,000														$ 422,541	¥ 3,000,000
Annual interest rate																						3.70%	3.70%	4.30%	4.30%														4.30%	4.30%
Pledged value									1,940,000							14,000,000
Secured the loan																						$ 1,940,000	¥ 14,000,000
Bank of Rizhao [Member]
Loans [Line Items]
Short-term loan																	$ 1,100,836	¥ 8,000,000																			$ 704,235	¥ 5,000,000
Annual interest rate																	3.70%	3.70%																			5.50%	5.50%
Pledged value																	$ 665,429	¥ 4,835,808																			$ 2,090,000.00	¥ 14,805,100
Repaid amount debt							$ 674,262	¥ 4,900,000
Short-term loan for working capital | ¥																																						1,000,000
ShortTermLoanforPurchase																																					563,388	¥ 4,000,000
Agricultural Bank of China [Member]
Loans [Line Items]
Short-term loan																												$ 1,352,132	¥ 9,600,000
Annual interest rate																												3.80%	3.80%
Pledged value																												$ 2,090,000.00	¥ 14,805,100
Weihai City Commercial Bank [Member]
Loans [Line Items]
Short-term loan							$ 1,100,837												¥ 8,000,000
Annual interest rate							3.75%												3.75%
Long-term loan [Member]
Loans [Line Items]
Remaining loan amount									138,000
Shenzhen Qianhai WeBank Co., Ltd [Member]
Loans [Line Items]
Annual interest rate																				6.2856%	6.2856%
Bank of Weifang [Member]
Loans [Line Items]
Remaining loan amount									1,227,000							8,900,000
Shenzhen Qianhai WeBank Co., Lt [Member]
Loans [Line Items]
Remaining loan amount									$ 393,000							¥ 2,900,000
Minimum [Member] | Loan Agreements [Member]
Loans [Line Items]
Interest rates									2.00%		2.00%
Minimum [Member] | Bank of Rizhao [Member]
Loans [Line Items]
Short-term loan for working capital																																					704,235
Maximum [Member] | Loan Agreements [Member]
Loans [Line Items]
Interest rates									6.29%		6.80%
Maximum [Member] | Bank of Rizhao [Member]
Loans [Line Items]
Short-term loan for working capital																																					$ 140,847